Shareholders’ Equity (Details) - USD ($)							6 Months Ended
		Jun. 17, 2026	Jun. 10, 2026	Jun. 09, 2026	Apr. 13, 2026	Apr. 22, 2024	Jun. 30, 2026	Jun. 30, 2025	May 29, 2026	Jan. 26, 2026	Dec. 31, 2025	Dec. 04, 2025
Shareholders’ Equity [Line Items]
Warrant to purchase shares		111,000
Gross proceeds of ATM offering							$ 20,600,000
Net proceeds of ATM offering							18,000,000
Share-based compensation expenses							$ 1,459,200
Percentage of cash placement agent fee		7.00%
Offering related expenses		$ 110,000
Percentage of aggregate number of ordinary shares		7.50%
Exercise price		$ 2.4
Percentage of public offering price per share		120.00%
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.002
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									0.00005
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.002				$ 0.002	$ 0.002
Offering price per share (in Dollars per share)						$ 800
Purchased shares (in Shares)						5,250
Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.002
Authorized share capital									$ 50,000
Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.00005
Authorized share capital									$ 1,250
Class A [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]						$ 0.00005				$ 0.002
Ordinary shares authorized	[1]						998,000,000				24,989,545
Ordinary shares, shares outstanding	[1]						6,754,765				101,275
Ordinary shares, shares issued	[1]						6,754,765				101,275
Number of outstanding of reverse stock split							1,129,576
Class A [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.002				$ 0.00005
Ordinary shares authorized							998,000,000				24,989,545
Ordinary shares, shares outstanding							101,275
Offering price per share (in Dollars per share)					$ 0.25
Issuance of stock	[2]						4,366,320
Purchased shares (in Shares)					3,800,000
Amount of purchased shares					$ 950,000
Class A [Member] | Sales Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued												100,000,000
Class A [Member] | Mr. Yingkai Xu [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Purchased shares (in Shares)					1,520,000
Class A [Member] | Investors [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Purchased shares (in Shares)					2,280,000
Class B [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]						$ 0.00005				$ 0.002
Ordinary shares authorized	[1]						2,000,000				10,455
Ordinary shares, shares outstanding	[1]						10,455				10,455
Ordinary shares, shares issued	[1]						10,455				10,455
Class B [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.00005
Ordinary shares authorized							2,000,000				10,455
Ordinary shares, shares issued							10,455
Issuance of stock	[2]
Direct Registered Offering [Member] | Pre-Funded Warrant [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.00005
Offering price per share (in Dollars per share)				1.99995
Direct Registered Offering [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.00005
Offering price per share (in Dollars per share)		2		$ 2
Purchased shares (in Shares)				629,170
Direct Registered Offering [Member] | Ordinary Shares [Member] | Pre-Funded Warrant [Member]
Shareholders’ Equity [Line Items]
Offering price per share (in Dollars per share)		$ 1.99995
Purchased shares (in Shares)		1,022,645
Direct Registered Offering [Member] | Class A [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.00005
Offering price per share (in Dollars per share)		$ 2		$ 2
Issuance of stock			1,131,004
Purchased shares (in Shares)		457,355		501,834
Private Placement [Member] | Class A [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 2
Purchased shares (in Shares)		1,480,000

[1]	Giving retroactive effect on the 200 to 1 reverse share split to the issued and outstanding Class A and Class B Ordinary Shares effected on January 26, 2026, all share and per share amounts presented in the accompanying unaudited interim condensed consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented, unless otherwise indicated. (Note 12)
[2]	Giving retroactive effect on the 200 to 1 reverse share split to the issued and outstanding Class A and Class B Ordinary Shares effected on January 26, 2026, all share and per share amounts presented in the accompanying unaudited interim condensed consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented, unless otherwise indicated. (Note 12)